Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitment and Contingent Liabilities
Aggregate minimum rental commitments under non-cancelable leases

Aggregate minimum rental commitments under non-cancelable leases at September 30, 2021 are as follows ($ in millions):

2021 (remaining three months)	$1.3
2022	5.0
2023	2.8
2024	2.8
2025 and thereafter	4.2
$16.1

Aggregate minimum rental commitments under non-cancelable operating leases at December 31, 2020 are as follows ($ in millions):

2021	$4.8
2022	5.0
2023	2.8
2024	2.8
2025 and thereafter	4.4
$19.8